Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2023
Non Controlling Interest [Abstract]
Disclosure of summarized balance sheet information related to non-controlling interest [Table Text Block]
December 31, 2023
Assets
Cash and cash equivalents	$10,047
Trade and other receivables	31,178
Inventories - current	42,124
Property, plant and equipment	857,760
Other assets	9,185
Goodwill	75,285
1,025,579
Liabilities
Trade and other payables	38,030
Amounts due to related parties	301,601
Environmental provisions	37,835
Lease liabilities	48,878
Deferred tax liabilities	147,262
Other liabilities	755
574,361
Equity
Equity attributable to owners of the Company	341,190
Non-controlling interest	110,028
$1,025,579

Disclosure of summarized income statement and comprehensive income information related to non-controlling interest [Table Text Block]
Year ended December 31, 2023
Total revenue	$165,438
Mine operating costs	124,911
Depreciation and amortization	11,744
Gross profit	28,783

Other expenses	2,314
Finance expense - related parties	9,080
Other net finance costs	2,828
Tax expense	1,856
Profit for the period	$12,705

Total comprehensive income	$12,209